CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Cash flows from operating activities:
Net loss	$ (15,012,319)	(93,145,437)	(152,214,030)	(175,710,088)
Adjustments to reconcile net loss to net cash provided by operating activities:
Provision for doubtful accounts	149,554	927,921	1,528,374	1,725,814
Depreciation and amortization	46,327,413	287,443,066	196,321,328	167,206,739
Amortization of convertible bonds issuance costs			486,398	972,795
Accretion of convertible bonds			10,716,803	36,329,859
Share-based compensation	2,043,829	12,681,141	6,206,213	6,683,456
Changes in operating assets and liabilities:
Accounts receivable	(7,882,224)	(48,906,044)	(13,702,004)	(20,086,149)
Prepaid expenses and other assets	(18,767,825)	(116,446,846)	(25,459,370)	(15,618,097)
Income taxes payable	(6,866)	(42,601)	(2,553,750)	2,265,726
Accounts payable	(171,957)	(1,066,923)	1,038,035	1,713,747
Accrued expenses and other current liabilities	234,665	1,456,009	(10,304,516)	20,636,207
Net cash provided by operating activities	6,914,270	42,900,286	12,063,481	26,120,009
Cash flows from investing activities:
Purchase of property and equipment	(213,991,900)	(1,327,734,145)	(601,126,867)	(286,617,921)
Purchase of intangible assets	(1,332,722)	(8,269,009)	(5,946,900)	(5,838,946)
Proceeds from disposal of property and equipment	14,561,075	90,345,645	60,767,542	19,498,069
Increase in restricted cash	(26,191,993)	(162,510,840)	(30,247,232)
Cash paid for cost method investment	(24,791,284)	(153,820,000)
Net cash used in investing activities	(251,746,824)	(1,561,988,349)	(576,553,457)	(272,958,798)
Cash flows from financing activities:
Proceeds from issuance of convertible redeemable preferred shares (cash received by a subsidiary of the Company on behalf of the Company)	24,874,891	154,338,750	624,546,000	298,832,000
Payment of convertible redeemable preferred shares issuance costs	(138,570)	(859,771)	(3,921,134)	(15,392,645)
Proceeds from exercise of warrants	8,172,208	50,705,282		222,558
Proceeds from issuance of convertible promissory notes			130,387,080
Payment for redemption of convertible bonds			(104,939,300)
Proceeds from borrowings	152,307,250	945,005,566	820,020,827	194,080,565
Repayment of borrowings	(46,194,765)	(286,620,041)	(402,959,916)	(156,016,072)
Proceeds from issuance of Class A common shares in IPO, net of issuance cost	103,865,408	644,443,313
Proceeds from issuance of Class A common shares in the private placement concurrent with IPO	49,468,934	306,934,945
Net cash provided by financing activities	292,355,356	1,813,948,044	1,063,133,557	321,726,406
Effect of exchange rate changes on cash and cash equivalents	99,009	614,312	(1,363,614)	(62,444)
Increase in cash and cash equivalents	47,621,811	295,474,293	497,279,967	74,825,173
Cash and cash equivalents at beginning of year	101,655,780	630,733,451	133,453,484	58,628,311
Cash and cash equivalents at end of year	149,277,591	926,207,744	630,733,451	133,453,484
Supplemental disclosures of cash flow information:
Cash paid for interest	12,467,616	77,356,571	56,550,056	29,364,799
Cash paid for income taxes	314,969	1,954,258	3,781,895	871,322
Supplemental disclosure of non-cash investing and financing activities:
Sales of property and equipment included in receivables	3,661,137	22,715,893	4,095,005	3,424,742
Changes in vehicle purchase deposits	8,866,288	55,011,769	119,172,859	(11,131,658)
Accrued listing expenses	$ 3,329,239	20,656,597